Related Party Debt and Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Debt and Transactions

Note 4. Related Party Debt and Transactions

Related party consulting arrangements

During the quarter ended March 31, 2025, the Company utilized consulting services provided by the son of one of the founders. The Company expensed $1,000 during the six months ended June 30, 2025, for consulting services performed by one of the son’s of Steven DenBaars (founding member). No similar transaction happened in the comparative prior period. There were $0 and $1,280 balances in accounts payable and accrued expenses as of June 30, 2025 and December 31, 2024, relating to unpaid amounts to the son of a founder.

On February 24, 2023, the Company entered into a consulting arrangement with Jeffrey Shealy (Chief Executive Officer) to perform consulting services around the development of technology, financial planning, marketing strategies, intellectual property creation and operational management. To compensate Jeffrey for these services, the Company granted Jeffrey restricted stock (Note 6). In April 2025, Jeffrey and the Company entered into a full-time employment agreement where Jeffrey will be the Chief Executive Officer. Jeffrey will earn an annual salary of $250,000 and typical employees benefits such as paid time off and insurance. The agreement has no term and either the Company or Jeffrey can terminate this agreement at anytime. For the six months ended June 30, 2025, the Company paid Jeffrey a salary of $53,125. No similar activity was present for the six months ended June 30, 2024. For the six months ended June 30, 2025, the Company reimbursed Jeffrey in the amount of $2,471 for travel expenses. No similar activity was present for the six months ended June 30, 2024.

At June 30, 2025, there is an $800 receivable recorded relating to a subscription reimbursement due from a founding member.

SAFE note

In April 2023, the Company issued SAFE notes in the amount of $50,000 each to the Jeffrey Shealy, Steven Denbaars and Richard Ogawa (founder and director) resulting in net proceeds of $150,000. In April, May and June 2025, the Company issued SAFEs to various consultants resulting in gross proceeds of $175,000 and related parties resulting in gross proceeds of $1,520,000. The SAFEs will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which is defined as the lowest price per share of the preferred stock sold in the equity financing multiplied by the discount rate of 80%.

If there is a liquidity event before the termination of the SAFEs, the SAFEs will be automatically entitled (subject to the liquidation priority) to receive a portion of the proceeds, due and payable to each investor immediately prior to the liquidity event equal to the greater of (1) the purchase amount which is defined as the original investment amount (“cash-out amount”) or (2) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity price, which is defined as the price per share equal to the fair market value of the common stock at the time of a liquidity event multiplied by 80%. If there is a dissolution event, then the investors will automatically be entitled to receive proceeds equal to cash-out amounts.

The SAFE note had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE note is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and other preferred equity, and senior to payments for other equity of the Company that is not SAFE notes or preferred equity. The SAFE notes were classified as a liability based on evaluating characteristics of the instrument and are presented at fair value as a non-current liability in the Company’s balance sheets. Refer to Note 3 for further information on the fair value measurement.

Shareholder note

In May 2023, the Company entered in a loan agreement (“Agreement”) with founding member in the amount of $3,140. The loan is due upon demand by the lender and thus classified as a current liability in the balance sheets. The loan is interest free and unsecured. The Company can prepay the loan at anytime without penalty. The balance as of June 30, 2025 and December 31, 2024 both was $3,140.

Note 4. Related Party Debt and Transactions

Related party consulting arrangements

During the period from February 9, 2023 through December 31, 2024, the Company utilized consulting services provided by the son of one of the founders. The Company expensed $3,120 and $1,280 for the period from February 9, 2023 through December 31, 2023 and the year ended December 31, 2024, respectively, for consulting services performed by one of the son’s of a founder. There was a $1,280 balance in accounts payable and accrued expenses as of December 31, 2024, relating to unpaid amounts to the son of a founder. There were no similar balances in accounts payable and accrued expenses as of December 31, 2023.

On February 24, 2023, the Company entered into a consulting arrangement with Jeffrey Shealy to perform consulting services around the development of technology, financial planning, marketing strategies, intellectual property creation and operational management. To compensate Jeffrey for these services, the Company granted Jeffrey restricted stock (Note 6). In April 2025, Jeffrey and the Company entered into a full-time employment agreement (Note 8).

SAFE note

In April 2023, the Company issued SAFE notes in the amount of $50,000 each to the Jeffrey Shealy (chief executive officer), Steven Denbaars (founder) and Richard Ogawa (founder and director) resulting in net proceeds of $150,000. The SAFEs will automatically convert into the number of shares of preferred stock equal to the purchase amount divided by the discount price, which is defined as the lowest price per share of the preferred stock sold in the equity financing multiplied by the discount rate of 80%.

If there is a liquidity event before the termination of the SAFEs, the SAFEs will be automatically entitled (subject to the liquidation priority) to receive a portion of the proceeds, due and payable to each investor immediately prior to the liquidity event equal to the greater of (1) the purchase amount which is defined as the original investment amount (“cash-out amount”) or (2) the amount payable on the number of shares of Common Stock equal to the Purchase Amount divided by the Liquidity price, which is defined as the price per share equal to the fair market value of the common stock at the time of a liquidity event multiplied by 80%. If there is a dissolution event, then the investors will be automatically be entitled to receive proceeds equal to cash-out amounts.

The SAFE note had no interest rate or maturity date, description of dividend and participation rights. The liquidation preference of the SAFE note is junior to other outstanding indebtedness and creditor claims, on par with payments for other SAFE notes and other preferred equity, and senior to payments for other equity of the Company that is not SAFE notes or preferred equity. The SAFE notes were classified as a liability based on evaluating characteristics of the instrument and are presented at fair value as a non-current liability in the Company’s balance sheets. Refer to Note 3 for further information on the fair value measurement.

Shareholder note

In May 2023, the Company entered in a loan agreement (“Agreement”) with founding member in the amount of $3,140. The loan is due upon demand by the lender and thus classified as a current liability in the balance sheets. The loan is interest free and unsecured. The Company can prepay the loan at anytime without penalty.